FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2018
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	3.69%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.54%
Probable | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	712.00%
Probable | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.0756
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.42%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	3.8748
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	4.4370
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.62%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	9.42%
25% depreciation | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	891.00%
25% depreciation | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.0946
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.03%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	4.8435
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	5.5463
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.54%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	11.31%
50% depreciation | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	1069.00%
50% depreciation | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.1135
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	9.63%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	5.8122
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6.6556